Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
U.S. Bank 401(k) Savings Plan
EIN #41-0255900    Plan #004
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Shares/ Units/ Par Value	Description of Investment, Including Maturity Date, Rate of Interest, Par, or Maturity Value	Current Value
Mutual funds
Vanguard Treasury Money Market Fund	1,540,814 shares	Government	$1,540,814
Total mutual funds			1,540,814
Corporate stocks
U.S. Bancorp(1)	14,670,720 shares	Common stock	782,829,631
Total corporate stocks			782,829,631
Self-directed brokerage accounts
BrokerageLink	214,188,185 shares		214,188,185
Total self-directed brokerage accounts			214,188,185
Collective investment funds
Vanguard	11,125,856 shares	Institutional 500 Index Trust	3,307,494,567
Vanguard	4,209,647 shares	Institutional Extended Market Index Trust	882,215,630
Vanguard	4,702,160 shares	Institutional Total Bond Market Index Trust	549,447,426
Vanguard	6,287,932 shares	Developed Markets Index Fund	994,184,998
Vanguard	427,047 shares	Target Retirement Income Trust	55,118,920
Vanguard	1,059,467 shares	Target Retirement Trust Select 2020	141,237,528
Vanguard	3,323,615 shares	Target Retirement Trust Select 2025	466,768,532
Vanguard	5,305,533 shares	Target Retirement Trust Select 2030	772,167,265
Vanguard	5,854,846 shares	Target Retirement Trust Select 2035	877,817,020
Vanguard	5,219,271 shares	Target Retirement Trust Select 2040	805,646,665
Vanguard	5,532,807 shares	Target Retirement Trust Select 2045	878,001,126
Vanguard	4,149,972 shares	Target Retirement Trust Select 2050	674,827,001
Vanguard	2,346,934 shares	Target Retirement Trust Select 2055	381,752,212
Vanguard	1,145,344 shares	Target Retirement Trust Select 2060	186,278,748
Vanguard	387,842 shares	Target Retirement Trust Select 2065	63,063,106
Vanguard	117,145 shares	Target Retirement Trust Select 2070	18,730,251
Short-Term Investment Fund II	19,512,111 shares	Short-Term Investment Fund II(2)	19,190,995
Total collective investment funds			11,073,941,990
Synthetic GICs
Wells Fargo Bank, N.A.	11,112,453 shares	Fixed Income Fund F(2)	195,678,076
Wells Fargo Bank, N.A.	19,433,486 shares	Fixed Income Fund L(2)	302,680,433
American General Life Insurance Company		Wrapper contract number 1650008, 3.61%(2)	2,743,366
Prudential Life Insurance Company		Wrapper contract number GA-62309, 3.61%(2)	3,031,305
Voya Retirement Insurance and Annuity Co		Wrapper contract number 60305, 3.65%(2)	2,589,445
Metropolitan Tower Life Ins. Co.		Wrapper contract number 38186, 3.62%(2)	2,618,351
Total synthetic GICs			509,340,976
Total Investments			12,581,841,596
Participant loans(1)		Principal loan amount, interest rates ranging from 3.25% to 10% with varied maturities from January 2, 2025 to December 10, 2040	144,627,955
Total Assets			$12,726,469,551
(1)Denotes party-in-interest to the Plan
(2)Investment held by the U.S. Bank Stable Value Fund